Related Parties	12 Months Ended
Dec. 31, 2020
Related Parties
Related Parties

Note 18. Related Parties

On August 22, 2018, the Company entered into a Master Service Agreement with United Biosource, LLC or UBC, an Avista portfolio company, for prescription processing and patient access services. In November 2018, the Company and UBC entered into a Statement of Work for services through the end of 2019 valued at approximately $2.4 million. During 2019, we amended the initial Statement of Work to add approximately $275,000 of additional services for 2019. On January 1, 2020, we entered into an additional Statement of Work for services during 2020 valued at approximately $1.7 million. The Company had accrued $0.2 million of liabilities related to this agreement as of December 31, 2020 and had recognized $1.0 million of related expense for the year ended December 31, 2020. The Company had accrued less than $0.1 million of liabilities related to this agreement as of December 31, 2019 and had recognized $1.9 million of related expense for the year ended December 31, 2019.